GOING CONCERN (Narrative) (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
GOING CONCERN [Abstract]
Accumulated deficit	$ 2,413,744	$ 1,205,081	$ 294,563